As filed with the Securities and Exchange Commission on February 19, 2016

File No. 333-90720

ICA No. 811-21120

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 34	[X]
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 35

CONESTOGA FUNDS

(Exact name of Registrant as Specified in Trust Instrument)

CrossPoint at Valley Forge

550 E. Swedesford Rd., Suite 120 East

Wayne, PA 19087

(Address of Principal Executive Office)

(484) 654-1380

(Area Code and Telephone Number)

Copy to:

Joshua B. Deringer, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

☒Immediately upon filing pursuant to paragraph (b)	☐on January 31, 2016 pursuant to paragraph (b)
☐60 days after filing pursuant to paragraph (a)(1)	☐on (date) pursuant to paragraph (a)(1)
☐75 days after filing pursuant to paragraph (a)(2)	☐on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne and State of Pennsylvania, on the 19th day of February, 2016.

CONESTOGA FUNDS

(Registrant)

By:

/s/ William C. Martindale, Jr.

William C. Martindale, Jr., Chairman of the Board, Trustee and CEO

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the 19th day of February, 2016.

/s/ William C. Martindale, Jr.

William C. Martindale, Jr.

Chairman of the Board, Trustee and CEO

/s/ Robert M. Mitchell

Robert M. Mitchell

Trustee and Treasurer

*William B. Blundin

William B. Blundin

Trustee

*Nicholas J. Kovich

Nicholas J. Kovich

Trustee

*James G. Logue

James G. Logue

Trustee

*John G. O’Brien

John G. O’Brien

Trustee

*Richard E. Ten Haken

Richard E. Ten Haken

Trustee

*By:  /s/ Joshua B. Deringer

Joshua B. Deringer

Attorney-in-Fact

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase